Loss per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Loss per Share
Note 11 - Loss per Share
The computation of basic loss per share ("EPS") is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2022	2021	2020
Basic loss per share	(1.64)	(1.43)	(4.22)
Diluted loss per share	(1.64)	(1.43)	(4.22)
Issued shares at the end of the year	229,263,598	137,218,175	110,159,352
Weighted average number of shares outstanding during the year	178,404,637	134,726,336	75,177,352

The following effects of convertible bonds, share options, performance units have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2022, 2021 and 2020 because the effects were anti-dilutive.

	2022	2021	2020
Convertible bonds	5,540,079	5,540,079	5,339,549
Share options	9,445,006	5,670,000	885,000
Performance stock units	500,000	—	—
Restricted share units	88,584	—	—
As of December 31, 2022, the conversion price of our $350 million 3.875% Senior Unsecured Convertible Bonds was $63.5892.